Non-performing Assets Including Troubled Debt Restructurings (Schedule of Interest Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Interest Income
Interest income due in accordance with original terms	$ 39	$ 55	$ 102	$ 118
Interest income recorded
Net reduction in interest income	$ 39	$ 55	$ 102	$ 118